Fees Summary	Aug. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,403.73
Previously Paid Amount	0.00
Total Fee Amount	0.19
Total Offset Amount	0.00
Net Fee	$ 0.19